Subsequent Events (Details)																							1 Months Ended		6 Months Ended		12 Months Ended
	Dec. 24, 2024 USD ($) $ / shares shares	Dec. 09, 2024 shares	Nov. 27, 2024 shares	Oct. 28, 2024 $ / shares shares	Oct. 25, 2024 USD ($) shares	Oct. 01, 2024 USD ($) shares	Sep. 30, 2024 $ / shares shares	Sep. 19, 2024 USD ($) shares	Sep. 10, 2024 USD ($) shares	Sep. 06, 2024 USD ($) shares	Sep. 04, 2024 USD ($) shares	Aug. 28, 2024 shares	Aug. 20, 2024 USD ($)	Aug. 12, 2024 shares	Jul. 15, 2024 USD ($)	Jun. 20, 2024 USD ($) shares	Jun. 17, 2024 USD ($)	May 31, 2024 USD ($)	May 16, 2024 shares	May 15, 2024 USD ($) shares	May 15, 2024 CAD ($) shares	Jan. 25, 2024 $ / shares shares	Sep. 30, 2024 $ / shares shares	Sep. 30, 2024 $ / shares shares	Sep. 30, 2024 USD ($) $ / shares	Sep. 30, 2023 USD ($)	Mar. 31, 2024 $ / shares shares	Nov. 26, 2024
Subsequent Events
Received gross proceeds | $																									$ 1,721,636
Issuance of shares for ELOC (in shares)												2,328											187,600	187,600
Issuance of shares, reverse takeover transaction (in shares)																											2,000
Fair value of the common shares | $ / shares																						$ 359.25
Proceeds received from convertible note | $																										$ 714,932
Stock issued for services	380,000
Exercise price of warrants per share | $ / shares							$ 862.5																$ 862.5	$ 862.5	$ 862.5		$ 862.5
Warrants with Exercise Price $2
Subsequent Events
Exercise price of warrants per share | $ / shares	$ 2
Warrants with Exercise Price $2.50
Subsequent Events
Exercise price of warrants per share | $ / shares	$ 2.5
Psyence Group Inc
Subsequent Events
Issuance of shares, reverse takeover transaction (in shares)																						66,667					66,667
NCAC
Subsequent Events
Issuance of shares, reverse takeover transaction (in shares)																						5,946
Convertible notes
Subsequent Events
Principal amount of debt converted | $								$ 1,258,364	$ 600,160	$ 375,100	$ 675,180		$ 161,786			$ 1,072,200				$ 70,000
Issuance of shares for debt settlement (in shares)																1,047				1,157	1,157
Convertible notes
Subsequent Events
Received gross proceeds | $						$ 4,786,568
Issuance of shares for ELOC (in shares)						1,557,035
Issuance of shares for debt settlement (in shares)																1,047				1,157	1,157
Convertible notes | Unsecured convertible promissory note
Subsequent Events
Issuance of shares for debt settlement (in shares)							373,555
Convertible notes | Unsecured convertible promissory note | Psyence Group Inc
Subsequent Events
Principal amount of debt converted | $					$ 422,697
Number of converted into shares issued					11,272
Issuance of shares for debt settlement (in shares)		594,771
Convertible notes | Unsecured convertible promissory note | NCAC
Subsequent Events
Stock issued upon conversion of debt		373,555
Convertible notes | Convertible notes
Subsequent Events
Principal amount of debt converted | $								$ 1,258,364	$ 600,160	$ 375,100	$ 675,180
Issued			182,323
Issuance of shares for debt settlement (in shares)			151,010
Stock issued upon conversion of debt								44,730	21,333	13,333	24,000
First Tranche Note
Subsequent Events
Principal amount of debt converted																$ 1,072,200					$ 70,000
Stock issued upon conversion of debt																26,667				1,741	1,741
Second Tranche Note
Subsequent Events
Proceeds received from convertible note | $															$ 500,000		$ 250,000	$ 250,000
Reverse Merger Agreement
Subsequent Events
Number of shares acquired				1,000
Issuance of shares, reverse takeover transaction (in shares)				26,667
Fair value of the common shares | $ / shares				$ 41.25
Stock consolidation ratio																												0.013
Issuance of shares for debt settlement (in shares)		594,771
Major ordinary share transactions | Private Placement
Subsequent Events
Issued	620,000
Proceeds from issue of ordinary shares | $	$ 2,000,000
Stock issued for services	380,000
Major ordinary share transactions | Private Placement | Warrants with Exercise Price $2
Subsequent Events
Issued	2,000,000
Exercise price of warrants per share | $ / shares	$ 2
Major ordinary share transactions | Private Placement | Warrants with Exercise Price $2.50
Subsequent Events
Issued	75,000
Exercise price of warrants per share | $ / shares	$ 2.5
Shares issued to third-party consultants and legal advisors
Subsequent Events
Stock issued for services														2,294					2,373